[GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS


                                                      FILED VIA EDGAR
                                                      ---------------

December 31, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:  Monteagle Funds ("Registrant")
          File Nos. 333-41461; 811-08529

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A (Post-Effective Amendment No. 32) and (ii) the text of the most recent amendment has been filed electronically.

      Please direct any questions regarding this filing to the undersigned at 513/587-3418.


Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary